Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Swan Hedged Equity US Large Cap ETF
Shareholder Report [Line Items]
Fund Name	Swan Hedged Equity US Large Cap ETF
Class Name	Swan Hedged Equity US Large Cap ETF
Trading Symbol	HEGD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Swan Hedged Equity US Large Cap ETF for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.swanglobalinvestments.com/hedged-equity-etf/. You can also request this information by contacting us at 1-970-382-8901.
Additional Information Phone Number	1-970-382-8901
Additional Information Website	https://etfs.swanglobalinvestments.com/hedged-equity-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Swan Hedged Equity US Large Cap ETF	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Swan Hedged Equity US Large Cap Fund performed well in 2025, during both up and down markets. The Fund entered 2025 owning put options with a strike price of $6,150 on the S&P 500. When the markets sold off during the “tariff tantrum” in early April, these options went “in the money” and helped offset some of the market’s losses. The S&P 500 had a maximum draw-down of -18.8% early in the year, whereas the Fund only drew down by -8.4%.
Despite the steep sell-off early in the year, the S&P 500 was up around 20% in 2025. The Fund did well on the upside too, capturing about 70% of the market’s gains.
Throughout the year the management of the Fund actively managed its hedge positions, seeking to adjust the upside/downside risk exposure depending on market conditions. For example, during the depths of April’s sell off the Fund “bought low” and purchased some call options. These positions benefited the Fund as the markets rallied through the summer. Later in the year, the Fund “sold high” by liquidating these call options at a profit. The Fund also re-hedged a portion of its portfolio in the autumn by rolling up the put options to current market levels.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/22/2020)
Swan Hedged Equity US Large Cap ETF NAV	11.53	9.61
S&P 500 TR	15.00	15.04
Cboe 95-110 Collar Index	6.01	9.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://etfs.swanglobalinvestments.com/hedged-equity-etf/ for more recent performance information.
Net Assets	$ 599,062,144
Holdings Count | $ / shares	19
Advisory Fees Paid, Amount	$ 3,354,053
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$599,062,144
Number of Holdings	19
Net Advisory Fee	$3,354,053
Portfolio Turnover	20%
30-Day SEC Yield	0.24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Security Type Breakdown (%)

Top Holdings	(%)
SPDR S&P 500 ETF Trust	91.2%
S&P 500 Index, Expiration: 12/17/2027; Exercise Price: $7,300.00	5.2%
S&P 500 Index, Expiration: 12/17/2027; Exercise Price: $7,500.00	1.9%
S&P 500 Index, Expiration: 12/18/2026; Exercise Price: $6,150.00	1.4%
First American Government Obligations Fund - Class X	0.9%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $6,500.00	0.2%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $6,175.00	0.1%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $5,900.00	0.1%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $6,180.00	0.1%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $6,000.00	0.0%

Updated Prospectus Web Address	https://etfs.swanglobalinvestments.com/hedged-equity-etf/